FINANCIAL INCOME, NET - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INCOME, NET
Interest income	€ 404	€ 10	€ 10
Interest expense	(168)	(52)	(108)
US Paycheck protection program loan forgiveness		187
Total	€ 236	€ 145	€ (98)